Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Income Statement Venezuela (Details) € in Millions	Dec. 31, 2017 EUR (€)
Net Interest Income Member [Member]
Disclosure Of Venezuela Exchange Rates Income Statement Line Items
Estimated Exchange Rate	€ 90
DIRCOM Exchange Rate	410
Variation	319
Gross Income Member [Member]
Disclosure Of Venezuela Exchange Rates Income Statement Line Items
Estimated Exchange Rate	70
DIRCOM Exchange Rate	319
Variation	249
Administration Cost Member [Member]
Disclosure Of Venezuela Exchange Rates Income Statement Line Items
Estimated Exchange Rate	(55)
DIRCOM Exchange Rate	(249)
Variation	(194)
Net Operating Income Member [Member]
Disclosure Of Venezuela Exchange Rates Income Statement Line Items
Estimated Exchange Rate	15
DIRCOM Exchange Rate	70
Variation	54
Operating Profit Before Tax Member [Member]
Disclosure Of Venezuela Exchange Rates Income Statement Line Items
Estimated Exchange Rate	12
DIRCOM Exchange Rate	53
Variation	41
Tax Expense Member [Member]
Disclosure Of Venezuela Exchange Rates Income Statement Line Items
Estimated Exchange Rate	(20)
DIRCOM Exchange Rate	(90)
Variation	(70)
Profit Member [Member]
Disclosure Of Venezuela Exchange Rates Income Statement Line Items
Estimated Exchange Rate	(8)
DIRCOM Exchange Rate	(38)
Variation	(29)
Profit Attributtable To Minoriity Member [Member]
Disclosure Of Venezuela Exchange Rates Income Statement Line Items
Estimated Exchange Rate	(4)
DIRCOM Exchange Rate	(16)
Variation	(13)
Profit Attributtable To Owners Member [Member]
Disclosure Of Venezuela Exchange Rates Income Statement Line Items
Estimated Exchange Rate	(5)
DIRCOM Exchange Rate	(21)
Variation	€ (17)